SCHEDULE OF FUTURE OF LEASE LIABILITIES (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Operating Leases, 2026	$ 1,072
Operating Leases, 2027	1,004
Operating Leases, 2028	967
Operating Leases, 2029	901
Operating Leases, 2030	778
Operating Leases, Thereafter	3,394
Operating Leases, Total lease payments	8,116
Operating Leases, Less: Interest	(1,888)
Operating Leases, Present value of lease liabilities	6,228
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Finance Leases, 2026	115
Finance Leases, 2027	84
Finance Leases, 2028	40
Finance Leases, 2029
Finance Leases, 2030
Finance Leases, Thereafter
Finance Leases, Total lease payments	239
Finance Leases, Less: Interest	(91)
Finance Leases, Present value of lease liabilities	$ 148